Our people - Geographical Distribution of staff (Details) - number_of_employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Average number of staff	114,129	104,808	104,163
North America
Disclosure of geographical areas [line items]
Average number of staff	23,740	21,764	21,524
United Kingdom
Disclosure of geographical areas [line items]
Average number of staff	12,490	10,995	10,670
Western Continental Europe
Disclosure of geographical areas [line items]
Average number of staff	22,717	21,514	21,551
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of geographical areas [line items]
Average number of staff	55,182	50,535	50,418